Trade payables and accruals	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade payables and accruals
5.25 Trade payables and accruals
Trade payables and accruals include the following:

	Year ended December 31
in € thousand	2025	2024
Trade payables	9,074	12,639
Accrued expenses	15,466	22,883
TOTAL	24,540	35,522
Less non-current portion	—	—
CURRENT PORTION	24,540	35,522

The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature. All trade payables and accruals are current.